Taxes (Details 3) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
VAT taxes payable		$ 457,395
Income taxes payable		188,425
Other taxes payable	594	7,265
Total taxes payable	594	653,085
Less: taxes payable - discontinued operations		653,085
Taxes payable - continuing operations	$ 594